Restructuring (Tables) - Wag Labs, Inc.	12 Months Ended
Dec. 31, 2021
Schedule of restructuring charges

The following table sets forth a reconciliation of the beginning and ending restructuring liability balances by each major type of cost associated with the restructuring charges (in thousands):

	Severance	Lease
	and other	cease-use
	employee costs	costs	Total
Liability at December 31, 2020	$—	$2,873	$2,873
Charges	—	—	—
Cash Payments	—	(2,846)	(2,846)
Liability at December 31, 2021	$—	$27	$27

Schedule of restructuring related charges by line item within the Company's statements of operations

The following table summarizes the above restructuring related charges by line item within the Company’s statements of operations where they were recorded in the year ended December 31, 2020 (in thousands):

	Severance	Lease
	and other	cease-use
Year Ended December 31, 2020	employee costs	costs	Total
Operations and support	$134	$—	$134
Sales and marketing	14	—	14
General and administrative	137	3,225	3,362
	$285	$3,225	$3,510